Transactions with Related Parties	6 Months Ended
Jun. 30, 2025
Transactions/Investments with Related Parties [Abstract]
Transactions with related parties
2.

Transactions with related parties
a)

Altair

Travel

Agency

S.A.

(“Altair”):

The

Company

uses

the

services

of

an

affiliated

travel
agent, Altair,

which is controlled by

the Company’s CEO

Mrs. Semiramis Paliou.

Travel expenses for

the
six months ended June 30, 2025 and 2024

amounted to $
1,426

and $
1,288
, respectively,

and are mainly
included

in

vessel

operating

expenses

and

general

and

administrative

expenses

in

the

accompanying
unaudited

interim

consolidated

statements

of

income/(loss).

As

of

June

30,

2025

and

December

31,
2024, an

amount of

$
151

and $
190
, respectively,

was due

to Altair,

included in

due to

related parties

in
the accompanying consolidated balance sheets.

b)

Steamship Shipbroking Enterprises Inc. or

Steamship:

Steamship is a company controlled by
the

Company’s

CEO Mrs.

Semiramis Paliou.

Steamship provides

brokerage services

to

DSI for

a

fixed
monthly

fee,

commissions

for

sale

and

purchase

activities

and

expenses,

pursuant

to

a

Brokerage
Services

Agreement.

For

the

six

months

ended

June

30,

2025

and

2024,

brokerage

fees,

including
commissions and other expenses, amounted to $ 2,136

and $
2,152 , respectively, and are included mainly
i
n

general

and

administrative

expenses

and

in

gain

on

sale

of

vessels

in

the

accompanying

unaudited
interim

consolidated

statements

of

income/(loss).

As

of

June

30,

2025,

and

December

31,

2024,

an
amount of $ 0

and $
0 , respectively, was due to Steamship